Supplement to the currently effective Statement of Additional Information of each of the listed funds:


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Scudder Investments VIT Funds

     Scudder VIT Equity 500 Index Fund
     Scudder VIT EAFE Equity Index Fund
     Scudder VIT Small Cap Index Fund
     Scudder VIT Real Estate Securities Portfolio



The  following  information  is added to each  Fund's  Statement  of  Additional
Information:

Information concerning portfolio holdings of a Scudder Fund as of a month-end is available upon request no earlier than the 16th day after month-end. Please call Scudder Investments at (800) 778-1482 to make such a request.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




April 29, 2004